Segment And Geographic Information (Information Concerning Principal Geographic Areas) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net revenue (loss)	$ 1,339	$ 1,302	$ 1,127	$ 1,093	$ 1,014	$ 1,264	$ 1,231	$ 1,142	$ 4,861	$ 4,651	$ 4,263
Income (loss) from continuing operations before income tax expense	431	417	263	282	187	420	347	292	1,393	1,246	357
Net income (loss)	263	$ 268	$ 182	$ 576	177	$ 423	$ 323	$ 227	1,289	1,150	361
Identifiable Assets	158,554				151,604				158,554	151,604	150,881
Long-Lived Assets	16,506				19,735				16,506	19,735	17,916
Foreign [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net revenue (loss)									99	126	164
Income (loss) from continuing operations before income tax expense									51	54	51
Net income (loss)									512	186	1,595
Identifiable Assets	869				2,891				869	2,891	3,225
Long-Lived Assets	0				0				0	0	0
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net revenue (loss)									98	124	171
Income (loss) from continuing operations before income tax expense									47	54	64
Net income (loss)									35	68	1,266
Identifiable Assets	514				590				514	590	704
Long-Lived Assets	0				0				0	0	0
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net revenue (loss)									1	2	(8)
Income (loss) from continuing operations before income tax expense									4	0	(18)
Net income (loss)									27	4	(88)
Identifiable Assets	325				1,636				325	1,636	1,972
Long-Lived Assets	0				0				0	0	0
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net revenue (loss)									0	0	0
Income (loss) from continuing operations before income tax expense									0	0	7
Net income (loss)									(2)	(8)	300
Identifiable Assets	28				29				28	29	29
Long-Lived Assets	0				0				0	0	0
Asia-Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net revenue (loss)									0	0	1
Income (loss) from continuing operations before income tax expense									0	0	(2)
Net income (loss)									452	122	117
Identifiable Assets	2				636				2	636	520
Long-Lived Assets	0				0				0	0	0
Domestic [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net revenue (loss)									4,762	4,525	4,099
Income (loss) from continuing operations before income tax expense									1,342	1,192	306
Net income (loss)									777	964	(1,234)
Identifiable Assets	157,685				148,713				157,685	148,713	147,656
Long-Lived Assets	$ 16,506				$ 19,735				16,506	19,735	17,916
Amortization of Debt Discount (Premium)									$ 62	$ 189	$ 262